LEASE (Tables)	12 Months Ended
Dec. 31, 2025
Lease
SCHEDULE OF SUPPLEMENTAL INFORMATION RELATED TO COMPANY LEASES

The following table presents supplemental information related to the Company’s leases:

	Years Ended December 31,
	2025	2024
Lease cost
Finance lease cost:
Amortization of right-of-use assets	$37,569	$54,416
Interest on lease liabilities	1,000	1,419
Operating lease cost	358,926	709,089
Total lease cost	$397,495	$764,924

Impairment loss on right-of-use assets for operating lease	$-	$-

Cash paid for amounts included in the measurement of lease liabilities:
Financing cash flows from finance leases	$37,382	$61,788
Operating cash flows from operating leases	$788,617	$991,251

Right-of-use assets obtained in exchange for new finance lease liabilities	$11,651	$22,638
Right-of-use assets obtained in exchange for new operating lease liabilities	$358,926	$408,451

Weighted average remaining lease term (years)
Finance leases	2.74	3.15
Operating leases	9.16	9.85

Weighted-average discount rate: (per annum)
Finance leases	1.22%	1.20%
Operating leases	1.12%	1.10%

SCHEDULE OF LEASE RIGHT-OF-USE ASSETS

The discount rates related to the Company’s lease liabilities are generally based on estimates of the Company’s incremental borrowing rate, as the discount rates implicit in the Company’s leases cannot be readily determined.

	December 31,	December 31,
	2025	2024
Operating lease right-of-use assets	$4,936,122	$5,265,572

Finance Leases right-of-use assets	$723,818	$705,385
Accumulated depreciation	(654,548)	(612,310)

Total	$69,270	$93,075

SCHEDULE OF FUTURE MATURITY OF LEASE LIABILITIES

As of December 31, 2025, the future maturity of lease liabilities is as follows:

Year Ending December 31,	Finance Lease	Operating Lease
2026	$29,475	$695,760
2027	22,479	627,892
2028	13,819	608,320
2029	2,905	576,987
2030	1,341	492,909
Thereafter	-	2,157,322
Total lease payments	70,019	5,159,190
Less: imputed interest	(1,205)	(268,342)
Total lease liabilities	68,814	4,890,848
Less: current portion	29,292	650,061
Non-current lease liabilities	$39,522	$4,240,787